                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
             POLARISAMERICA VARIABLE ANNUITY DATED OCTOBER 24, 2005
               POLARIS ADVISOR VARIABLE ANNUITY DATED MAY 1, 2008
          WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY DATED MAY 1, 2008
        WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY DATED MAY 1, 2008

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                          VARIABLE ANNUITY ACCOUNT TWO
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005

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                         VARIABLE ANNUITY ACCOUNT NINE
             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
          ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY DATED MAY 2, 2005
       ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY DATED MAY 2, 2005
     ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY DATED MAY 2, 2005
      ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY DATED MAY 2, 2005

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THE FOLLOWING PARAGRAPHS REPLACE THE PARAGRAPHS UNDER THE "AMERICAN
INTERNATIONAL GROUP SUPPORT AGREEMENT" SECTION OF THE PROSPECTUS AND ARE ADDED TO THE "FINANCIAL STATEMENTS" SECTION IN THE STATEMENT OF ADDITIONAL
INFORMATION:

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). The CMA replaces the Support Agreement which was terminated by American International Group, Inc. in accordance with its terms on April 24, 2011.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Dated: May 6, 2011


    Please keep this Supplement with your Statement of Additional Information

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
          WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY DATED MAY 1, 2008
        WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY DATED MAY 1, 2008

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THE FOLLOWING REPLACES "LATEST ANNUITY DATE" IN THE GLOSSARY SECTION OF THE
PROSPECTUS:

     LATEST ANNUITY DATE -- The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

THE FOLLOWING IS REPLACES THE "ANNUITY DATE" SECTION UNDER THE ANNUITY INCOME OPTIONS HEADER OF THE PROSPECTUS:

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the 95th birthday or 10 years after your contract issue date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

First, you must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options in the prospectus.

WHAT IS THE IMPACT ON MY LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS IN THE PROSPECTUS.

Dated: May 6, 2011

                Please keep this Supplement with your Prospectus